EQUITY	6 Months Ended
Dec. 31, 2025
Equity:
EQUITY

NOTE 15 — EQUITY

Share Consolidation

On December 30, 2025, the shareholders of the Company approved the authorization for share consolidation. Pursuant to such authorization, the Board of Directors determined to effect a share consolidation at a ratio of one-for-one hundred, whereby each of the Company’s issued and unissued Class A and Class B ordinary shares with a par value of $0.0001 per share was consolidated into one ordinary share with a par value of $0.01 per share, with fractional shares rounded up. Prior to the share consolidation, the number of authorized ordinary shares was 500,000,000; following the share consolidation, the number of authorized ordinary shares is 5,000,000. The Company’s ordinary shares commenced trading on the NASDAQ Stock Market on a post-consolidation basis effective March 27, 2026.

Increase of authorized share capital.

On December 22, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors for a private placement offering (the “Private Placement”) of an aggregate of 120,000,000 (1,200,000 shares post share consolidation) class A ordinary shares of the Company, par value $0.0001 ($0.01 post share consolidation) per share, at the subscription price of $0.25 ($25 post share consolidation) per share. In connection with the Private Placement, the Company received RMB 210 million (approximately $29.9 million) and issued 120,000,000 (1,200,000 shares post share consolidation) shares of Class A ordinary shares to the investors on December 25, 2025.

On December 30, 2025, the shareholders of the Company approved a share capital increase plan. The authorized share capital of the Company was increased from $50,000 to a maximum of $1,750,000,000, conditional upon the effectiveness of the share consolidation (1-for-100 share consolidation) which was completed on March 27, 2026. The par value per share was maintained at $0.01, consistent with the par value following the share consolidation.

Subsequent to the share capital increase, the authorized number of Class A ordinary shares was increased from 4,500,000 to 3,150,000,000 with a par value of $0.01 per share, while the authorized number of Class B ordinary shares remained unchanged at 500,000.

Non-controlling interests consisted of the following:

	December 31, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Deficit	$(3,050)	$(65,192)	$(68,242)
Accumulated other comprehensive income	130	1,974	2,104
Total non-controlling interests	$(2,920)	$(63,218)	$(66,138)

	June 30, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total

Deficit	$(2,999)	$(63,875)	$(66,874)
Accumulated other comprehensive income	182	3,111	3,293
Total non-controlling interests	$(2,817)	$(60,764)	$(63,581)

Yangzhou Bangshijie is a limited liability company incorporated on December 2, 2019, under the laws of China; Li Bang Kitchen Appliance holds a 90% equity interest. Nanjing Bangshijie is a limited liability company incorporated on November 25, 2019, under the laws of China; Li Bang Kitchen Appliance holds a 95% equity interest.

No capital contributions were received from non-controlling shareholders during the six months ended December 31, 2025 and 2024.